Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
2023 Pay Versus Performance Table
The table below reports the compensation of our CEO and the average compensation of the other NEOs as reported in the Summary Compensation Table for the past four fiscal years, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to recently adopted SEC rules, and certain performance measures required by the rules.

			Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (2)(3)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1)(3)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (millions)	Growth in Tangible Book Value (%) (5)

2023	$5,416,463	$5,782,420	$1,789,482	$1,987,653	$113	$116	$499	13.45%

2022	$6,010,335	$4,461,048	$2,609,674	$2,462,181	$112	$116	$569	17.47%

2021	$5,349,830	$7,640,559	$1,789,527	$2,707,854	$131	$125	$474	16.23%

2020	$4,879,048	$3,682,555	$1,737,946	$1,569,427	$90	$91	$391	13.31%

(1)	Reflects compensation for Ira Robbins, who served as our CEO in 2020, 2021, 2022, and 2023.

(2)	Reflects compensation for our other NEOs as follows:

•	2020: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Robert J. Bardusch

•	2021: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Joseph V. Chillura
•	2022: Michael D. Hagedorn, Thomas A. Iadanza, Raja A. Dakkuri and Joseph V. Chillura

•	2023: Michael D. Hagedorn, Thomas A. Iadanza, Raja A. Dakkuri and Joseph V. Chillura

(3)	To calculate CAP for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay:

	CEO				Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020

Summary Compensation Table Total	$5,416,463	$6,010,335	$5,349,830	$4,879,048	$1,789,482	$2,609,674	$1,789,527	$1,737,946

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$(2,975,661)	$(3,060,578)	$(2,633,731)	$(2,285,938)	$(619,932)	$(692,591)	$(761,890)	$(789,038)

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$2,750,887	$1,921,547	$2,837,919	$1,497,358	$622,504	$652,868	$944,088	$713,297

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$697,863	$(489,698)	$1,929,016	$(186,348)	$174,527	$(118,799)	$685,641	$(72,162)

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY	$(50,611)	$79,441	$157,525	$(56,413)	$21,072	$11,030	$50,488	$(20,616)

Deduction for change in pension values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(56,521)	$—	$—	$(165,153)	—	$—	$—	$—

Compensation Actually Paid (CAP)	$5,782,420	$4,461,048	$7,640,559	$3,682,555	$1,987,653	$2,462,181	$2,707,854	$1,569,427

The equity awards included above comprise performance share units and restricted share units granted from 2020 through 2023. The following assumptions underpin the fair value calculations. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC Topic 718 purposes, and the stock price on the relevant measurement date. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

(4)	Peer Group used for TSR comparisons reflects the KRX Index.

(5)
The Company has identified GITBV as the Company-selected measure for the pay versus performance disclosure. GITBV was chosen from among the following three financial performance measures that we believe were most important in linking CAP for our CEO and our Other NEOs to Company performance during 2023:

Company Selected Measure Name	Growth in Tangible Book Value
Named Executive Officers, Footnote
(2)	Reflects compensation for our other NEOs as follows:

•	2020: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Robert J. Bardusch

•	2021: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Joseph V. Chillura

Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the KRX Index.
PEO Total Compensation Amount	$ 5,416,463	$ 6,010,335	$ 5,349,830	$ 4,879,048
PEO Actually Paid Compensation Amount	$ 5,782,420	4,461,048	7,640,559	3,682,555
Adjustment To PEO Compensation, Footnote
(3)	To calculate CAP for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay:

	CEO				Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020

Summary Compensation Table Total	$5,416,463	$6,010,335	$5,349,830	$4,879,048	$1,789,482	$2,609,674	$1,789,527	$1,737,946

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$(2,975,661)	$(3,060,578)	$(2,633,731)	$(2,285,938)	$(619,932)	$(692,591)	$(761,890)	$(789,038)

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$2,750,887	$1,921,547	$2,837,919	$1,497,358	$622,504	$652,868	$944,088	$713,297

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$697,863	$(489,698)	$1,929,016	$(186,348)	$174,527	$(118,799)	$685,641	$(72,162)

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY	$(50,611)	$79,441	$157,525	$(56,413)	$21,072	$11,030	$50,488	$(20,616)

Deduction for change in pension values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(56,521)	$—	$—	$(165,153)	—	$—	$—	$—

Compensation Actually Paid (CAP)	$5,782,420	$4,461,048	$7,640,559	$3,682,555	$1,987,653	$2,462,181	$2,707,854	$1,569,427

Non-PEO NEO Average Total Compensation Amount	$ 1,789,482	2,609,674	1,789,527	1,737,946
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,987,653	2,462,181	2,707,854	1,569,427
Adjustment to Non-PEO NEO Compensation Footnote
(3)	To calculate CAP for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay:

	CEO				Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020

Summary Compensation Table Total	$5,416,463	$6,010,335	$5,349,830	$4,879,048	$1,789,482	$2,609,674	$1,789,527	$1,737,946

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$(2,975,661)	$(3,060,578)	$(2,633,731)	$(2,285,938)	$(619,932)	$(692,591)	$(761,890)	$(789,038)

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$2,750,887	$1,921,547	$2,837,919	$1,497,358	$622,504	$652,868	$944,088	$713,297

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$697,863	$(489,698)	$1,929,016	$(186,348)	$174,527	$(118,799)	$685,641	$(72,162)

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY	$(50,611)	$79,441	$157,525	$(56,413)	$21,072	$11,030	$50,488	$(20,616)

Deduction for change in pension values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(56,521)	$—	$—	$(165,153)	—	$—	$—	$—

Compensation Actually Paid (CAP)	$5,782,420	$4,461,048	$7,640,559	$3,682,555	$1,987,653	$2,462,181	$2,707,854	$1,569,427

Compensation Actually Paid vs. Total Shareholder Return	CEO and Average Other NEO CAP vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	CEO and Average Other NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	CEO and Average Other NEO CAP vs Company Selected Measure
Total Shareholder Return Vs Peer Group	CEO and Average Other NEO CAP vs Company TSR and Peer Group TSR
Tabular List, Table
Tabular List of Company Financial Performance Measures:

•	Growth in Tangible Book Value

•	Core Net Income

•	Relative TSR

Further details on these measures and how they are used in our compensation plans can be found in our Compensation Discussion and Analysis in this Proxy Statement.

Total Shareholder Return Amount	$ 113	112	131	90
Peer Group Total Shareholder Return Amount	116	116	125	91
Net Income (Loss)	$ 499,000,000	$ 569,000,000	$ 474,000,000	$ 391,000,000
Company Selected Measure Amount	0.1345	0.1747	0.1623	0.1331
PEO Name	Ira Robbins
Measure:: 1
Pay vs Performance Disclosure
Name	Growth in Tangible Book Value
Measure:: 2
Pay vs Performance Disclosure
Name	Core Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,975,661)	$ (3,060,578)	$ (2,633,731)	$ (2,285,938)
PEO | Fair Value At Fiscal Year FY End Of Equity Awards Granted During The FY That Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,750,887	1,921,547	2,837,919	1,497,358
PEO | Change In Fair Value At FY End Versus Prior FY End For Awards Granted in Prior FY That Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	697,863	(489,698)	1,929,016	(186,348)
PEO | Change In Fair Value At Vesting Date Versus Prior FY End For Awards Granted In A Prior FY That Vested During The FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,611)	79,441	157,525	(56,413)
PEO | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,521)	0	0	(165,153)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(619,932)	(692,591)	(761,890)	(789,038)
Non-PEO NEO | Fair Value At Fiscal Year FY End Of Equity Awards Granted During The FY That Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	622,504	652,868	944,088	713,297
Non-PEO NEO | Change In Fair Value At FY End Versus Prior FY End For Awards Granted in Prior FY That Remained Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,527	(118,799)	685,641	(72,162)
Non-PEO NEO | Change In Fair Value At Vesting Date Versus Prior FY End For Awards Granted In A Prior FY That Vested During The FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,072	11,030	50,488	(20,616)
Non-PEO NEO | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0